Prepaid Expenses and Other Current Assets (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Sep. 18, 2025	Aug. 25, 2025	Aug. 05, 2025	Dec. 28, 2023	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Line Items]
Impairment losses for receivables					$ 25,700	$ 2,400
Impairment loss on prepaid expense					300	7,200
Prepaid expenses write off					7,500
Prepaid Expense					3,200
Impairment loss on car rental deposits					800	$ 600
Receivables Write Off					1,400
Deposits					$ 700
Percent of issued and outstanding shares	16.58%
Total consideration	$ 8,290
Ordinary Shares [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Acquisition of ordinary shares (in Shares)					1,745
Class B Ordinary Shares [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Shares issued (in Shares)	5,181,250	10,000,000	1,851,852	308,171
Share price (in Dollars per share)	$ 1.6
Aitos [Member] | Class B Ordinary Shares [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Shares issued (in Shares)	5,181,250